Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
7. Related Party Transactions
The Company is affiliated with various entities through a significant shareholder. The accompanying condensed consolidated balance sheets reflect amounts related to periodic advances between the Company and these entities for working capital and other needs as due from related companies or due to related companies, as appropriate. The amounts due from related companies are not expected to be repaid within one year and accordingly, are classified as non-current
assets in the accompanying condensed consolidated balance sheets. These advances are unsecured and non-interest
bearing.
There were approximately $94,000 and $74,000 included as due from related companies in the condensed consolidated balance sheets as of June 30, 2021 and December 31, 2020, respectively. There were no amounts due to related companies as of June 30, 2021 and December 31, 2020.
For the Successor period, for the three and six months ended due June 30, 2021, the Company received royalty revenue from franchisees related to a significant shareholder totaling approximately $191,000 and $288,000, respectively. For the Predecessor period, for the three and six months ended June 30, 2020, the Company received royalty revenue from franchisees related to a significant shareholder totaling approximately $182,000 and $291,000, respectively.
The Company leases building space for its corporate office from an entity related to a significant shareholder. This lease has a 36 month term, effective January 1, 2020. For the Successor period, for the three and six months ended June 30, 2021, rent expense was approximately $56,000 and $112,000, respectively. For the Predecessor period, for the three and six months ended June 30, 2020, rent expense was $40,000 and $80,000, respectively.

The Company leases building space for a restaurant located in Virginia from an entity (i) in which our Executive Chairman of the Board has a minority ownership interest, and (ii) which is managed by an entity in which our Executive Chairman has an indirect ownership interest. This lease, entered into on October 21, 2020, is for a
10-year
term effective on the earlier to occur of the date the tenant opened for business and 180 days from the date the landlord delivered possession of the premises to the tenant.
In April 2021, the Company entered into an independent contractor agreement with a corporation (the “Consultant”) for which the Chief Operating Officer of Lionheart Capital, LLC, an entity controlled by the Company’s Executive Chairman of the Board, serves as President. Pursuant to the terms of the agreement, the Consultant shall provide certain strategic advisory services to the Company in exchange for total annual cash compensation and expense reimbursements of $100,000, payable in twelve (12) equal monthly payments beginning in April 2021. The Consultant has also received an additional $29,166 of cash compensation for services provided in April 2021. Also, the Consultant received an award of 50,000 restricted stock units, which shall vest in five equal annual installments, subject to the Company achieving certain annual revenue targets starting in 2021.

6. Related Party Transactions
The Company is affiliated with various entities through common control and ownership. The accompanying consolidated balance sheets reflect amounts related to periodic advances between the Company and these entities for working capital and other needs as due from related companies or due to related companies, as appropriate. The amounts due from related companies are not expected to be repaid within one year and accordingly, are classified as non-current
assets in the accompanying consolidated balance sheets. These advances are unsecured and non-interest
bearing.
There were approximately $74,000 and $3,611,000 included as due from related companies, and $0 and $271,000 included as due to related companies in the consolidated balance sheets as of December 31, 2020 and 2019, respectively
For the Successor period from December 16, 2020 to December 31, 2020 and the Predecessor period from January 1, 2020 to December 15, 2020 and the twelve-month period ended December 31, 2019, the Company received royalty revenue from franchisees related through common control and ownership totaling approximately $17,000, and $322,000 and $1,182,000, respectively.
The Company pays certain payroll and administrative fees on behalf of the entities under common ownership. A management fee is then billed to the respective entities to cover these costs. Management fees are included as reductions to the related operating expenses. For the Successor period from December 16, 2020 to December 31, 2020 and the Predecessor period from January 1, 2020 to December 15, 2020, these fees were included in the royalty revenue charged to these entities. For the twelve-month period ended December 31, 2019, the Company billed approximately $60,000 of management fees.

The Company leases building space for its corporate office from an entity under common ownership with a significant stockholder
. This lease has a 36 month term, effective January 1, 2020. For the Successor period from December 16, 2020 to December 31, 2020 and the Predecessor period from January 1, 2020 to December 15, 2020 and the twelve-month period ended December 31, 2019, rent expense was approximately $1,000, $159,000 and $160,000, respectively.